COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
Disclosure of future minimum purchase obligations under arrangements
Future minimum purchase obligations under these supplier and sponsorship arrangements at December 31, 2019 were as follows:

	At December 31, 2019
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Minimum purchase obligations	72,352	16,208	4,403	—	92,963

Disclosure of future aggregate minimum lease payments under non-cancellable operating leases
The future aggregate minimum lease payments under non-cancellable leases, mainly relating to the lease of property and cars, are as follows:

	At December 31, 2019
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Future minimum lease payments under lease agreements	20,899	17,242	10,577	14,885	63,603